Note 17 - Related Party Transactions (Details Textual) - CAD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022
Blender Media Inc [member]
Statement Line Items [Line Items]
Services received, related party transactions	$ 325	$ 131
Current prepaid expenses	230	0
Key management personnel of entity or parent [member]
Statement Line Items [Line Items]
Amounts payable, related party transactions	$ 239	$ 170